Income Taxes (Components of Accumulated Deferred Tax Assets (Liabilities)) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets:
Pensions (a)	$ 15,718	$ 23,574
Uncollectible accounts	4,856	1,680
Inventory overheads	3,504	4,088
Employee compensation and benefits	30,461	40,960
Derivatives	6,522	8,737
Income taxes recoverable through future rates	130,946	96,256
Net operating loss	132,774	84,674
Total assets	324,781	259,969
Deferred income tax liabilities:
Other post-retirement benefits (a)	88,031	64,625
Accelerated depreciation and other plant related items	691,134	636,196
Losses/gains on reacquired debt	499	571
Deferred gas costs	9,831	14,928
Other	3	1,037
Total liabilities	789,498	717,357
Net accumulated deferred income tax assets (liabilities)	$ (464,717)	$ (457,388)